STOCK-BASED COMPENSATION (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation expense		$ 0	$ 0
Founder shares
Fair value on grant date (per share)		$ 0.87	$ 0.87
Aggregate grant date fair value of the awards		$ 65,000	$ 65,000
Total unrecognized compensation expense related to unvested founder shares		$ 65,000	$ 65,000	$ 65,000
Sponsor | Class B common stock
Number of shares transferred (in shares)	25,000